UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number             811-5850
                                               ---------------------------------

                             OneAmerica Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel Schluge
                One American Square, Indianapolis, IN, 46282
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            --------------------

                   Date of fiscal year end: December 31, 2011
                                            ------------------

                  Date of reporting period: March 31, 2011
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.7%)
  Aerospace & Defense (3.6%)
    General Dynamics Corp.                                                                   34,900    $  2,671,944
    Precision Castparts Corp.                                                                52,000       7,653,360
                                                                                                       ------------
                                                                                                         10,325,304
                                                                                                       ------------
  Agriculture (1.1%)
    Archer-Daniels-Midland Co.                                                               88,000       3,168,880
                                                                                                       ------------
  Apparel (3.7%)
    Columbia Sportswear Co.                                                                  50,600       3,006,652
    Wolverine World Wide, Inc.                                                              201,600       7,515,648
                                                                                                       ------------
                                                                                                         10,522,300
                                                                                                       ------------
  Auto Parts and Equipment (2.6%)
    Magna International, Inc., Class A                                                      153,500       7,354,185
                                                                                                       ------------
  Banks (5.7%)
    Bank of Hawaii Corp.                                                                     57,300       2,740,086
    Citigroup, Inc.(1)                                                                      291,898       1,290,189
    JPMorgan Chase & Co.                                                                     99,807       4,601,103
    Northern Trust Corp.                                                                     68,400       3,471,300
    U.S. Bancorp                                                                            151,400       4,001,502
                                                                                                       ------------
                                                                                                         16,104,180
                                                                                                       ------------
  Beverages (2.5%)
    The Coca-Cola Co.                                                                       108,100       7,172,435
                                                                                                       ------------
  Biotechnology (1.4%)
    Amgen, Inc.(1)                                                                           73,900       3,949,955
                                                                                                       ------------
  Chemicals (1.1%)
    Dow Chemical Co.                                                                         81,100       3,061,525
                                                                                                       ------------
  Commercial Services (0.7%)
    Robert Half International, Inc.                                                          63,800       1,952,280
                                                                                                       ------------
  Computers (2.6%)
    Dell, Inc.(1)                                                                           277,200       4,022,172
    Hewlett-Packard Co.                                                                      85,374       3,497,773
                                                                                                       ------------
                                                                                                          7,519,945
                                                                                                       ------------
  Diversified Financial Services (2.4%)
    Federated Investors, Inc., Class B                                                      105,100       2,811,425
    Investment Technology Group, Inc.(1)                                                    212,000       3,856,280
                                                                                                       ------------
                                                                                                          6,667,705
                                                                                                       ------------
  Electronics (1.6%)
    FLIR Systems, Inc.                                                                      134,500       4,655,045
                                                                                                       ------------
  Food (0.3%)
    Fresh Del Monte Produce, Inc.                                                            33,900         885,129
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.7%) (CONTINUED)
  Healthcare-Products (6.8%)
    Baxter International, Inc.                                                               81,200    $  4,366,124
    Johnson & Johnson                                                                       105,500       6,250,875
    Medtronic, Inc.                                                                         144,900       5,701,815
    Zimmer Holdings, Inc.(1)                                                                 47,900       2,899,387
                                                                                                       ------------
                                                                                                         19,218,201
                                                                                                       ------------
  Insurance (1.7%)
    Aegon NV(1)                                                                             654,085       4,905,638
                                                                                                       ------------
  Iron/Steel (1.9%)
    Nucor Corp.                                                                             120,100       5,527,002
                                                                                                       ------------
  Machinery-Diversified (1.1%)
    Cummins, Inc.                                                                            27,800       3,047,436
                                                                                                       ------------
  Mining (1.2%)
    Alcoa, Inc.                                                                             199,100       3,514,115
                                                                                                       ------------
  Miscellaneous Manufacturing (9.1%)
    Carlisle Cos., Inc.                                                                     157,600       7,021,080
    Crane Co.                                                                               118,800       5,753,484
    General Electric Co.                                                                    323,300       6,482,165
    Illinois Tool Works, Inc.                                                               124,200       6,672,024
                                                                                                       ------------
                                                                                                         25,928,753
                                                                                                       ------------
  Oil & Gas (11.2%)
    ConocoPhillips                                                                          106,900       8,537,034
    Exxon Mobil Corp.                                                                        54,300       4,568,259
    Royal Dutch Shell PLC ADR                                                               102,400       7,460,864
    Tidewater, Inc.                                                                         136,250       8,154,562
    Valero Energy Corp.                                                                     102,200       3,047,604
                                                                                                       ------------
                                                                                                         31,768,323
                                                                                                       ------------
  Pharmaceuticals (6.0%)
    McKesson Corp.                                                                           96,050       7,592,753
    Merck & Co., Inc.                                                                       101,900       3,363,719
    Pfizer, Inc.                                                                            299,150       6,075,736
                                                                                                       ------------
                                                                                                         17,032,208
                                                                                                       ------------
  Retail (5.7%)
    Bed Bath & Beyond, Inc.(1)                                                              120,800       5,831,016
    Best Buy Co., Inc.                                                                       97,700       2,805,944
    Home Depot, Inc.                                                                         86,600       3,209,396
    Kohl's Corp.                                                                             83,200       4,412,928
                                                                                                       ------------
                                                                                                         16,259,284
                                                                                                       ------------
  Semiconductors (6.9%)
    Applied Materials, Inc.                                                                 386,700       6,040,254
    Intel Corp.                                                                             328,600       6,627,862
    Texas Instruments, Inc.                                                                 199,300       6,887,808
                                                                                                       ------------
                                                                                                         19,555,924
                                                                                                       ------------
  Software (1.4%)
    Autodesk, Inc.(1)                                                                        92,400       4,075,764
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.7%) (CONTINUED)
  Telecommunications (3.8%)
    Cisco Systems, Inc.                                                                     211,800    $  3,632,370
    Nokia OYJ ADR                                                                           251,050       2,136,435
    Telefonos de Mexico, Class L ADR                                                        268,700       4,906,462
                                                                                                       ------------
                                                                                                         10,675,267
                                                                                                       ------------
  Toys/Games/Hobbies (1.0%)
    Mattel, Inc.                                                                            116,400       2,901,852
                                                                                                       ------------
  Transportation (3.6%)
    Norfolk Southern Corp.                                                                   68,400       4,738,068
    Werner Enterprises, Inc.                                                                213,100       5,640,757
                                                                                                       ------------
                                                                                                         10,378,825
                                                                                                       ------------

      Total common stocks (cost: $222,439,176)                                                          258,127,460
                                                                                                       ------------

                                                                Interest      Maturity    Principal
                                                                  Rate          Date       Amount
                                                                --------      --------   ----------
SHORT-TERM NOTES AND BONDS(2) (2.5%)
  COMMERCIAL PAPER (2.5%)
    Banks (1.1%)
      Bank of America Corp.                                      0.172%      04/11/2011  $ 3,000,000      2,999,850
                                                                                                       ------------
    Cosmetics and Toiletries (0.7%)
      Proctor & Gamble Co.                                       0.101       04/21/2011    2,000,000      1,999,840
                                                                                                       ------------
    Electric Products (0.7%)
      Emerson Electric Co.                                       0.152       04/04/2011    2,000,000      1,999,960
                                                                                                       ------------

      Total short-term notes and bonds (cost: $6,999,722)                                                 6,999,650
                                                                                                       ------------

                                                                                           Shares
                                                                                         ----------
MONEY MARKET MUTUAL FUND (3.2%)
      BlackRock Liquidity TempFund Portfolio                                              9,150,000       9,150,000
                                                                                                       ------------

      Total money market mutual fund (cost: $9,150,000)                                                   9,150,000
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    -------------
MUTUAL FUNDS (3.5%)
       iShares Russell 1000 Value Index Fund                                                 68,900    $   4,731,363
       iShares Russell Midcap Value Index Fund                                               69,600        3,351,936
       iShares S&P SmallCap 600 Value Index Fund                                             24,600        1,875,012
                                                                                                       -------------

         Total mutual funds (cost: $8,403,514)                                                             9,958,311
                                                                                                       -------------
TOTAL INVESTMENTS(3) (99.9%) (COST: $246,992,412)                                                        284,235,421

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                 312,222
                                                                                                       -------------
NET ASSETS (100.0%)                                                                                    $ 284,547,643
                                                                                                       =============

(1) Non-Income producing securities.

(2) The interest rate for short-term notes reflects the yields for those securities as of March 31, 2011.

(3) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2011. See table below.

                                                                   TOTAL NET
   FEDERAL                                                         UNREALIZED
  TAX BASIS           APPRECIATION          DEPRECIATION          APPRECIATION
-------------         ------------         --------------         ------------
$246,985,982          $ 64,672,112          $(27,422,673)         $ 37,249,439

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

  Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio's assets carried at fair value:

                                                LEVEL 1            LEVEL 2             LEVEL 3           TOTAL
                                             -------------      -------------       -------------    -------------
Investments in Securities*
  Common Stocks                              $ 258,127,460      $          --       $          --    $ 258,127,460
  Commercial Paper                                      --          6,999,650                  --        6,999,650
  Money Market Mutual Fund                       9,150,000                 --                  --        9,150,000
  Mutual Funds                                   9,958,311                 --                  --        9,958,311
                                             -------------      -------------       -------------    -------------
  Total                                      $ 277,235,771      $   6,999,650       $          --    $ 284,235,421
                                             =============      =============       =============    =============

It is the Value Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of March 31, 2011, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level
3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity       Principal
                    Description                                    Rate          Date          Amount          Value
----------------------------------------------------             --------     ----------    -----------    ------------
SHORT-TERM NOTES(1) (96.5%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (15.5%)
      U.S. Treasury Bill Discount Note                             0.083%     04/07/2011    $ 6,500,000    $  6,499,910
      U.S. Treasury Bill Discount Note                             0.115      04/21/2011      8,000,000       7,999,489
      U.S. Treasury Bill Discount Note                             0.015      04/28/2011      5,000,000       4,999,944
      U.S. Treasury Bill Discount Note                             0.051      05/05/2011      5,000,000       4,999,759
      U.S. Treasury Bill Discount Note                             0.050      05/12/2011      4,500,000       4,499,744
                                                                                                           ------------
      Total U.S. government & agency obligations
        (cost(2): $28,998,846)                                                                               28,998,846
                                                                                                           ------------
  COMMERCIAL PAPER (81.0%)
    Commerical Bank (16.1%)
      Bank of America Corp.                                        0.203      04/06/2011      7,500,000       7,499,792
      Citigroup Funding, Inc.                                      0.213      05/06/2011      7,500,000       7,498,469
      Deutsche Bank Financial LLC                                  0.243      04/11/2011      7,500,000       7,499,500
      JPMorgan Chase & Co.                                         0.101      04/20/2011      7,500,000       7,499,604
                                                                                                           ------------
                                                                                                             29,997,365
                                                                                                           ------------
    Computers & Peripherals (4.0%)
      International Business Machines Co.                          0.122      04/08/2011      7,500,000       7,499,825
                                                                                                           ------------

    Diversified Financial Services (19.8%)
      Caterpillar Financial Services                               0.162      04/01/2011      7,000,000       7,000,000
      Credit Suisse (NY Branch)                                    0.233      05/05/2011      7,500,000       7,498,371
      General Electric Capital Corp.                               0.122      05/04/2011      7,500,000       7,499,175
      John Deere Capital Corp.                                     0.203      04/04/2011      2,000,000       1,999,967
      John Deere Capital Corp.                                     0.183      05/02/2011      5,500,000       5,499,147
      Unilever Capital Corp.                                       0.142      04/14/2011      7,500,000       7,499,621
                                                                                                           ------------
                                                                                                             36,996,281
                                                                                                           ------------
    Diversified Manufacturing (3.4%)
      Honeywell International Inc.                                 0.213      06/28/2011      5,000,000       4,997,433
      Honeywell International Inc.                                 0.223      06/30/2011      1,300,000       1,299,285
                                                                                                           ------------
                                                                                                              6,296,718
                                                                                                           ------------
    Electric Products (0.5%)
      Emerson Electric Co.                                         0.142      04/26/2011      1,000,000         999,903
                                                                                                           ------------
    Entertainment - Diversified (1.6%)
      Walt Disney Co.                                              0.172      05/03/2011      3,000,000       2,999,547
                                                                                                           ------------
    Food, Beverages (12.1%)
      Archer-Daniels-Midland Co.                                   0.152      04/07/2011      3,500,000       3,499,912
      Archer-Daniels-Midland Co.                                   0.193      05/05/2011      4,000,000       3,999,282
      Coca-Cola Co. (The)                                          0.193      04/21/2011      7,500,000       7,499,208
      Pepsico, Inc.                                                0.172      04/05/2011      5,000,000       4,999,906
      Pepsico, Inc.                                                0.172      04/26/2011      1,500,000       1,499,823
      Pepsico, Inc.                                                0.162      05/23/2011      1,000,000         999,769
                                                                                                           ------------
                                                                                                             22,497,900
                                                                                                           ------------
    Health Care (4.0%)
      Roche Holdings, Inc.                                         0.162      04/04/2011      7,500,000       7,499,900
                                                                                                           ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount         Value
----------------------------------------------------             --------     ----------    -----------   ------------
SHORT-TERM NOTES(1) (96.5%) (CONTINUED)
  COMMERCIAL PAPER (81.0%) (CONTINUED)
    Manufacturing (4.0%)
      Danaher Corp.                                                0.193%     04/18/2011    $ 7,500,000   $   7,499,327
                                                                                                          -------------
    Medical Products (8.2%)
      Abbott Laboratories                                          0.162      05/23/2011      1,180,000       1,179,727
      Abbott Laboratories                                          0.162      05/31/2011      5,500,000       5,498,533
      Abbott Laboratories                                          0.162      06/14/2011      1,000,000         999,671
      Johnson & Johnson                                            0.122      04/19/2011      3,450,000       3,449,793
      Johnson & Johnson                                            0.132      05/10/2011      3,242,000       3,241,543
      Johnson & Johnson                                            0.172      06/10/2011        900,000         899,703
                                                                                                          -------------
                                                                                                             15,268,970
                                                                                                          -------------
    Retail (3.3%)
      Wal-Mart Stores, Inc.                                        0.152      04/06/2011      4,722,000       4,721,902
      Wal-Mart Stores, Inc.                                        0.142      04/20/2011      1,500,000       1,499,889
                                                                                                          -------------
                                                                                                              6,221,791
                                                                                                          -------------
    Transport Service (4.0%)
      United Parcel Service, Inc.                                  0.101      04/18/2011      7,500,000       7,499,646
                                                                                                          -------------

      Total commercial paper (cost(2): $151,277,173)                                                        151,277,173
                                                                                                          -------------

      Total short-term notes (cost(2): $180,276,019)                                                        180,276,019
                                                                                                          -------------

                                                                                              Shares
                                                                                            -----------
MONEY MARKET MUTUAL FUNDS (3.5%)
      BlackRock Liquidity TempFund Portfolio                                                  6,550,000       6,550,000
                                                                                                          -------------

      Total money market mutual funds (cost(2): $6,550,000)                                                   6,550,000
                                                                                                          -------------
TOTAL INVESTMENTS(3) (100.0%) (COST(2): $186,826,019)                                                       186,826,019

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                      4,604
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $ 186,830,623
                                                                                                          =============

(1) The interest rate for short-term notes reflects the yields for those securities as of March 31, 2011.

(2) Cost represents amortized cost.

(3) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of March 31, 2011.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

    Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

    Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1            LEVEL 2             LEVEL 3               TOTAL
                                                      -------------      -------------       -------------        -------------
Investments in Securities*
    U.S. Government & Agency Obligations              $          --      $  28,998,846       $          --        $  28,998,846
    Commercial Paper                                             --        151,277,173                  --          151,277,173
    Money Market Mutual Funds                             6,550,000                 --                  --            6,550,000
                                                      -------------      -------------       -------------        -------------
    Total                                             $   6,550,000      $ 180,276,019       $          --        $ 186,826,019
                                                      =============      =============       =============        =============

It is the Money Market Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of March 31, 2011, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                                  Shares        Value
----------------------------------------------------                                            --------   ------------
PREFERRED STOCK (0.8%)
  Banks (0.8%)
    Santander Finance Preferred SA Unipersonal                                                    37,000   $  1,052,650
                                                                                                           ------------
         Total preferred stock (cost: $1,049,875)                                                             1,052,650
                                                                                                           ------------

                                                                  Interest      Maturity      Principal
                                                                    Rate          Date         Amount
                                                                  --------     ----------    -----------
LONG-TERM NOTES AND BONDS (93.0%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (31.9%)
    Federal Farm Credit Bank                                       2.625%      04/17/2014    $ 1,000,000   $  1,036,605
    Federal Home Loan Banks                                        2.250       04/13/2012        500,000        509,580
    Federal Home Loan Banks                                        4.875       09/08/2017      1,000,000      1,111,435
    Federal Home Loan Banks                                        2.875       09/11/2020      1,000,000        931,870
    FHLMC                                                          4.500       01/15/2015        500,000        548,159
    FHLMC                                                          3.750       03/27/2019        750,000        773,102
    FNMA                                                           4.375       07/17/2013      1,000,000      1,069,881
    FNMA                                                           2.500       05/15/2014      1,000,000      1,032,257
    FNMA                                                           1.500       06/27/2014      1,000,000        984,819
    U.S. Treasury Bonds                                            6.000       02/15/2026        900,000      1,095,750
    U.S. Treasury Bonds                                            5.375       02/15/2031        500,000        571,797
    U.S. Treasury Bonds                                            4.500       02/15/2036        500,000        504,844
    U.S. Treasury Bonds                                            4.375       02/15/2038        500,000        491,797
    U.S. Treasury Bonds                                            3.500       02/15/2039        550,000        461,141
    U.S. Treasury Bonds                                            4.500       08/15/2039        300,000        299,906
    U.S. Treasury Bonds                                            4.625       02/15/2040        700,000        713,782
    U.S. Treasury Bonds                                            3.875       08/15/2040      1,200,000      1,073,813
    U.S. Treasury Bonds                                            4.250       11/15/2040        100,000         95,641
    U.S. Treasury Notes                                            1.375       04/15/2012      3,600,000      3,638,531
    U.S. Treasury Notes                                            0.750       05/31/2012      1,000,000      1,004,220
    U.S. Treasury Notes                                            0.625       06/30/2012        300,000        300,774
    U.S. Treasury Notes                                            1.500       07/15/2012      1,150,000      1,165,723
    U.S. Treasury Notes                                            0.375       08/31/2012        500,000        499,160
    U.S. Treasury Notes                                            1.375       10/15/2012        800,000        809,813
    U.S. Treasury Notes                                            0.625       02/28/2013        500,000        498,770
    U.S. Treasury Notes                                            1.375       05/15/2013      1,000,000      1,010,940
    U.S. Treasury Notes                                            0.750       08/15/2013      1,000,000        994,922
    U.S. Treasury Notes                                            0.750       09/15/2013        400,000        397,469
    U.S. Treasury Notes                                            0.500       10/15/2013        500,000        493,164
    U.S. Treasury Notes                                            2.250       05/31/2014      4,150,000      4,266,395
    U.S. Treasury Notes                                            2.375       08/31/2014        700,000        720,562
    U.S. Treasury Notes                                            2.125       05/31/2015      1,500,000      1,516,410
    U.S. Treasury Notes                                            1.875       06/30/2015        500,000        499,726
    U.S. Treasury Notes                                            1.750       07/31/2015        300,000        297,750
    U.S. Treasury Notes                                            1.250       08/31/2015        700,000        678,453
    U.S. Treasury Notes                                            1.250       09/30/2015        500,000        483,554
    U.S. Treasury Notes                                            1.250       10/31/2015      1,200,000      1,157,906
    U.S. Treasury Notes                                            1.375       11/30/2015        700,000        677,851
    U.S. Treasury Notes                                            2.000       01/31/2016        500,000        496,367
    U.S. Treasury Notes                                            2.625       04/30/2016      1,000,000      1,017,656

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount           Value
---------------------------------------------------------        --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.0%) (CONTINUED)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (31.9%) (CONTINUED)
    U.S. Treasury Notes                                          3.125%       10/31/2016    $ 1,000,000    $  1,035,234
    U.S. Treasury Notes                                          3.125        04/30/2017      1,000,000       1,027,812
    U.S. Treasury Notes                                          2.875        03/31/2018        500,000         499,336
    U.S. Treasury Notes                                          2.750        02/15/2019      3,500,000       3,419,882
    U.S. Treasury Notes                                          3.625        08/15/2019        300,000         310,125
    U.S. Treasury Notes                                          3.500        05/15/2020        750,000         760,140
    U.S. Treasury Notes                                          2.625        08/15/2020        750,000         703,594
    U.S. Treasury Notes                                          2.625        11/15/2020      1,000,000         933,125
                                                                                                            -----------
    Total U.S. government & agency obligations
    (cost: $44,319,077)                                                                                      44,621,543
                                                                                                            -----------

  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                       5.379        09/10/2047        900,000         938,582
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2007-1, Cl. AAB                                       5.422        01/15/2049      1,000,000       1,045,168
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. A3                                     5.518        09/11/2041      1,000,000       1,040,560
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                     5.209        12/11/2038        600,000         623,054
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. AAB                                     5.533        10/12/2041        550,000         584,644
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                        4.970        08/01/2014        227,535         234,320
    CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(1)     5.100        08/15/2038      1,139,068       1,197,392
    FHLMC CMO, Ser. 2002-2424, Cl. OG                            6.000        03/15/2017        555,370         597,362
    FHLMC CMO, Ser. 2005-2947, Cl. VA                            5.000        03/15/2016        456,478         483,108
    FHLMC CMO, Ser. 2009-3589, Cl. PA                            4.500        09/15/2039      1,048,758       1,105,060
    FHLMC Gold Pool #A11823                                      5.000        08/01/2033         57,411          60,337
    FHLMC Gold Pool #A16641                                      5.500        12/01/2033         87,286          93,763
    FHLMC Gold Pool #A27124                                      6.000        10/01/2034         21,038          23,086
    FHLMC Gold Pool #A40159                                      5.500        11/01/2035         24,540          26,307
    FHLMC Gold Pool #A40754                                      6.500        12/01/2035        297,421         334,825
    FHLMC Gold Pool #A41968                                      5.500        01/01/2036        144,783         155,209
    FHLMC Gold Pool #A42109                                      6.500        01/01/2036        869,789         981,622
    FHLMC Gold Pool #A43870                                      6.500        03/01/2036        117,063         131,493
    FHLMC Gold Pool #A44969                                      6.500        04/01/2036        749,432         845,791
    FHLMC Gold Pool #A45057                                      6.500        05/01/2036         62,807          70,922
    FHLMC Gold Pool #A45624                                      5.500        06/01/2035         23,030          24,689
    FHLMC Gold Pool #A51101                                      6.000        07/01/2036        103,580         113,014
    FHLMC Gold Pool #A56247                                      6.000        01/01/2037        726,112         792,243
    FHLMC Gold Pool #A56634                                      5.000        01/01/2037        259,795         271,656
    FHLMC Gold Pool #A56829                                      5.000        01/01/2037         58,786          61,470
    FHLMC Gold Pool #A57135                                      5.500        02/01/2037        764,459         817,241
    FHLMC Gold Pool #A58278                                      5.000        03/01/2037        669,712         700,287
    FHLMC Gold Pool #A58965                                      5.500        04/01/2037        464,362         496,424
    FHLMC Gold Pool #A71576                                      6.500        01/01/2038        388,487         437,344
    FHLMC Gold Pool #A91064                                      4.500        02/01/2040        844,539         859,737
    FHLMC Gold Pool #A93990                                      4.000        09/01/2040        948,315         932,486

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount           Value
---------------------------------------------------------        --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.0%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%) (CONTINUED)
    FHLMC Gold Pool #B12969                                      4.500%       03/01/2019    $    77,463    $     81,963
    FHLMC Gold Pool #B19462                                      5.000        07/01/2020        336,073         359,268
    FHLMC Gold Pool #C01086                                      7.500        11/01/2030         29,754          33,268
    FHLMC Gold Pool #C01271                                      6.500        12/01/2031         47,431          53,603
    FHLMC Gold Pool #C01302                                      6.500        11/01/2031         26,290          29,712
    FHLMC Gold Pool #C01676                                      6.000        11/01/2033      2,453,742       2,699,454
    FHLMC Gold Pool #C03478                                      4.500        06/01/2040        833,961         848,448
    FHLMC Gold Pool #C14364                                      6.500        09/01/2028         32,795          37,062
    FHLMC Gold Pool #C14872                                      6.500        09/01/2028          2,356           2,663
    FHLMC Gold Pool #C20300                                      6.500        01/01/2029         18,383          20,776
    FHLMC Gold Pool #C28221                                      6.500        06/01/2029          8,623           9,745
    FHLMC Gold Pool #C35377                                      7.000        01/01/2030          3,458           3,976
    FHLMC Gold Pool #C41636                                      8.000        08/01/2030          5,072           5,988
    FHLMC Gold Pool #C56017                                      6.500        03/01/2031        215,908         244,005
    FHLMC Gold Pool #C61802                                      5.500        12/01/2031        163,258         175,448
    FHLMC Gold Pool #C64936                                      6.500        03/01/2032         20,644          23,331
    FHLMC Gold Pool #C68790                                      6.500        07/01/2032         96,888         109,497
    FHLMC Gold Pool #C74741                                      6.000        12/01/2032        137,203         150,943
    FHLMC Gold Pool #C79460                                      5.500        05/01/2033         68,068          73,119
    FHLMC Gold Pool #C79886                                      6.000        05/01/2033        451,312         496,505
    FHLMC Gold Pool #E00543                                      6.000        04/01/2013          6,675           7,204
    FHLMC Gold Pool #E00565                                      6.000        08/01/2013          6,036           6,576
    FHLMC Gold Pool #E00957                                      6.000        02/01/2016         17,418          18,873
    FHLMC Gold Pool #E01007                                      6.000        08/01/2016         13,927          15,112
    FHLMC Gold Pool #E01085                                      5.500        12/01/2016         25,803          27,882
    FHLMC Gold Pool #E01136                                      5.500        03/01/2017         72,431          78,348
    FHLMC Gold Pool #E01216                                      5.500        10/01/2017         70,819          76,805
    FHLMC Gold Pool #E01378                                      5.000        05/01/2018        160,612         171,890
    FHLMC Gold Pool #E02735                                      3.500        10/01/2025        947,235         951,500
    FHLMC Gold Pool #E71048                                      6.000        07/01/2013            258             280
    FHLMC Gold Pool #E72468                                      5.500        10/01/2013          2,081           2,249
    FHLMC Gold Pool #E74118                                      5.500        01/01/2014         22,626          24,449
    FHLMC Gold Pool #E77035                                      6.500        05/01/2014         14,740          16,044
    FHLMC Gold Pool #E77962                                      6.500        07/01/2014         20,659          22,486
    FHLMC Gold Pool #E78727                                      6.500        10/01/2014            729             793
    FHLMC Gold Pool #E82543                                      6.500        03/01/2016         39,689          43,199
    FHLMC Gold Pool #E85127                                      6.000        08/01/2016         15,527          16,857
    FHLMC Gold Pool #E85353                                      6.000        09/01/2016         28,733          31,193
    FHLMC Gold Pool #E89823                                      5.500        05/01/2017         78,939          85,496
    FHLMC Gold Pool #E90912                                      5.500        08/01/2017         27,423          29,701
    FHLMC Gold Pool #E91139                                      5.500        09/01/2017        174,004         188,458
    FHLMC Gold Pool #E91646                                      5.500        10/01/2017        169,853         183,962
    FHLMC Gold Pool #E92047                                      5.500        10/01/2017        116,730         126,427
    FHLMC Gold Pool #E92196                                      5.500        11/01/2017         21,111          22,865
    FHLMC Gold Pool #E95159                                      5.500        03/01/2018        140,967         152,677
    FHLMC Gold Pool #E95734                                      5.000        03/01/2018        629,040         673,216
    FHLMC Gold Pool #G01091                                      7.000        12/01/2029         21,661          24,905
    FHLMC Gold Pool #G02060                                      6.500        01/01/2036        759,520         854,090
    FHLMC Gold Pool #G08016                                      6.000        10/01/2034      1,078,590       1,183,564

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount           Value
---------------------------------------------------------        --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.0%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%) (CONTINUED)
    FHLMC Gold Pool #G10817                                      6.000%       06/01/2013    $     5,972    $      6,484
    FHLMC Gold Pool #G11753                                      5.000        08/01/2020        253,171         270,634
    FHLMC Gold Pool #J01382                                      5.500        03/01/2021        746,217         807,271
    FHLMC Gold Pool #J05930                                      5.500        03/01/2021        375,449         406,168
    FNMA Pool #253798                                            6.000        05/01/2016            808             882
    FNMA Pool #256883                                            6.000        09/01/2037        768,455         837,242
    FNMA Pool #357269                                            5.500        09/01/2017        503,257         546,162
    FNMA Pool #357637                                            6.000        11/01/2034      1,326,501       1,457,261
    FNMA Pool #545929                                            6.500        08/01/2032         77,308          87,454
    FNMA Pool #555591                                            5.500        07/01/2033        318,792         343,281
    FNMA Pool #572020                                            6.000        04/01/2016         19,181          20,925
    FNMA Pool #578974                                            6.000        05/01/2016         31,608          34,424
    FNMA Pool #579170                                            6.000        04/01/2016          7,627           8,321
    FNMA Pool #584953                                            7.500        06/01/2031         13,397          14,037
    FNMA Pool #585097                                            6.000        05/01/2016         46,968          51,240
    FNMA Pool #651220                                            6.500        07/01/2032         76,132          86,122
    FNMA Pool #781776                                            6.000        10/01/2034        106,240         116,713
    FNMA Pool #797509                                            4.500        03/01/2035        746,805         766,196
    FNMA Pool #797536                                            4.500        04/01/2035        669,533         686,918
    FNMA Pool #910446                                            6.500        01/01/2037         95,304         107,453
    FNMA Pool #922224                                            5.500        12/01/2036        615,397         662,287
    FNMA Pool #936760                                            5.500        06/01/2037        617,613         661,970
    FNMA Pool #942956                                            6.000        09/01/2037        668,667         728,521
    FNMA Pool #AC1607                                            4.500        08/01/2039        869,444         886,041
    FNMA Pool #AD1662                                            5.000        03/01/2040        928,495         975,415
    FNMA Pool #MA0533                                            4.000        10/01/2040        979,058         964,436
    Global Tower Partners Acquisition Partners LLC,
      Ser. 2007-1A, Cl. E, 144A(2)                               6.223        05/15/2037      1,000,000       1,024,602
    GNMA CMO, Ser. 2002-88, Cl. GW                               5.500        09/20/2019      1,000,000       1,045,023
    GNMA CMO, Ser. 2004-108, Cl. B(1)                            4.741        03/16/2030      1,000,000       1,054,446
    GNMA CMO, Ser. 2010-102, Cl. IO(1)                           1.775        06/16/2052     11,350,076         951,511
    GNMA CMO, Ser. 2010-122, Cl. IO(1)                           1.468        02/16/2044     14,894,843       1,032,747
    GNMA Pool #443216                                            8.000        07/15/2027         16,413          19,288
    GNMA Pool #452827                                            7.500        02/15/2028         13,398          15,577
    GNMA Pool #457453                                            7.500        10/15/2027          6,587           7,650
    GNMA Pool #479743                                            7.500        11/15/2030         18,733          21,819
    GNMA Pool #511723                                            7.500        10/15/2030         21,610          25,170
    GNMA Pool #511778                                            7.500        11/15/2030         66,637          77,614
    GNMA Pool #529534                                            8.000        08/15/2030          8,694           9,491
    GNMA Pool #540356                                            7.000        05/15/2031         53,087          61,468
    GNMA Pool #542083                                            7.000        01/15/2031          7,670           8,881
    GNMA Pool #552466                                            6.500        03/15/2032         68,177          77,210
    GNMA Pool #574395                                            6.000        01/15/2032        441,994         489,048
    GNMA Pool #577653                                            6.000        08/15/2032         38,318          42,397
    GNMA Pool #585467                                            6.000        08/15/2032        110,682         122,465
    GNMA Pool #591025                                            6.500        10/15/2032         61,824          70,016
    GNMA Pool #717081                                            4.500        05/15/2039      1,584,113       1,637,165
    GNMA Pool #718832                                            5.500        09/15/2039        770,402         839,819

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount           Value
---------------------------------------------------------        --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.0%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (37.3%) (CONTINUED)
      GNMA Pool #719238                                          4.000%       07/15/2040    $ 1,753,672    $  1,757,325
      GNMA Pool #721035                                          4.000        12/15/2039        141,505         141,800
      GNMA Pool #729037                                          5.000        02/15/2040        795,141         844,713
      Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB          5.325        12/15/2043        650,000         679,319
      Small Business Administration, Ser. 2006-10A, Cl. 1        5.524        03/10/2016        851,081         899,101
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                       5.570        03/01/2026        597,507         640,725
      TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4,
        Cl. A3(1)                                                6.047        08/15/2039        350,000         378,431
                                                                                                           ------------

      Total mortgage-backed and assets-backed
      securities (cost: $49,631,853)                                                                         52,084,436
                                                                                                           ------------

  MUNICIPAL BONDS (0.8%)
      Illinois State Toll Highway Authority                      6.184        01/01/2034      1,000,000         961,860
      New York City Municipal Water Finance Authority            5.724        06/15/2042        230,000         227,799
                                                                                                           ------------

      Total municipal bonds (cost: $1,281,768)                                                                1,189,659
                                                                                                           ------------

  CORPORATE OBLIGATIONS (23.0%)
    Aerospace & Defense (0.4%)
      L-3 Communications Corp., Ser. B, Gtd. Notes               6.375        10/15/2015        500,000         515,000
                                                                                                           ------------

    Auto Parts & Equipment (0.8%)
      Johnson Controls, Inc., Sr. Unsec'd. Notes                 6.000        01/15/2036      1,000,000       1,058,700
                                                                                                           ------------

    Banks (3.8%)
      Citigroup, Inc.                                            6.125        05/15/2018      1,000,000       1,090,711
      Goldman Sachs Group, Inc. (The), Sr. Notes                 6.000        06/15/2020      1,000,000       1,057,125
      Morgan Stanley, Sr. Unsec'd. Notes                         5.500        07/24/2020      1,000,000         999,297
      PNC Preferred Funding Trust III, Jr.
        Sub. Notes, 144A(1,2)                                    8.700        03/29/2049      1,000,000       1,069,420
      Union Bank NA, Sr. Sub. Notes, MTN                         5.950        05/11/2016      1,000,000       1,059,606
                                                                                                           ------------
                                                                                                              5,276,159
                                                                                                           ------------
    Building Materials (0.7%)
      Owens Corning, Gtd. Notes                                  7.000        12/01/2036      1,025,000       1,028,519
                                                                                                           ------------

    Chemicals (0.8%)
      Dow Chemical Co. (The), Sr. Unsec'd Notes                  7.375        03/01/2023      1,000,000       1,166,921
                                                                                                           ------------

    Commercial Services (0.6%)
      ERAC USA Finance Co., Gtd. Notes, 144A(2)                  5.600        05/01/2015        800,000         870,131
                                                                                                           ------------

    Diversified Financial Services (1.4%)
      Textron Financial Corp., 144A(1,2)                         6.000        02/15/2067      1,000,000         850,000
      Unison Ground Lease Funding LLC, Notes, 144A(2)            9.522        04/15/2020      1,000,000       1,112,500
                                                                                                           ------------
                                                                                                              1,962,500
                                                                                                           ------------
    Entertainment (0.8%)
      International Game Technology, Sr. Unsec'd. Notes          7.500        06/15/2019      1,000,000       1,135,340
                                                                                                           ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount           Value
---------------------------------------------------------        --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.1%) (CONTINUED)
  CORPORATE OBLIGATIONS (23.0%) (CONTINUED)
    Gas (0.5%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                    7.625%       05/15/2012    $   650,000    $    690,646
                                                                                                           ------------
    Healthcare-Services (0.4%)
      Quest Diagnostics, Inc., Gtd. Notes                        6.950        07/01/2037        550,000         603,816
                                                                                                           ------------
    Home Builders (0.7%)
      Lennar Corp., Gtd. Notes                                   6.950        06/01/2018      1,000,000         990,000
                                                                                                           ------------
    Insurance (0.4%)
      Willis North America, Inc., Gtd. Notes                     6.200        03/28/2017        600,000         639,445
                                                                                                           ------------
    Iron/Steel (0.7%)
      Reliance Steel & Aluminum Co., Gtd. Notes                  6.200        11/15/2016        100,000         108,263
      Reliance Steel & Aluminum Co., Gtd. Notes                  6.850        11/15/2036        900,000         880,790
                                                                                                           ------------
                                                                                                                989,053
                                                                                                           ------------
    Machinery-Construction & Mining (0.9%)
      Joy Global, Inc., Gtd. Notes                               6.000        11/15/2016      1,135,000       1,237,589
                                                                                                           ------------
    Machinery-Diversified (0.8%)
      Case New Holland, Inc., Sr. Notes, 144A(2)                 7.875        12/01/2017      1,000,000       1,111,250
                                                                                                           ------------
   Media (2.1%)
      Comcast Corp., Gtd. Notes                                  6.400        03/01/2040      1,000,000       1,024,209
      COX Communications, Inc., Unsub. Notes                     7.625        06/15/2025      1,000,000       1,200,759
      Time Warner Cable, Inc., Gtd. Notes                        6.550        05/01/2037        650,000         661,580
                                                                                                           ------------
                                                                                                              2,886,548
                                                                                                           ------------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co., Sr. Unsec'd. Notes                  7.350        08/15/2018        800,000         834,015
                                                                                                           ------------
    Miscellaneous Manufacturing (0.8%)
      Bombardier, Inc., 144A(2)                                  7.450        05/01/2034        500,000         480,000
      GE Capital Trust I, Sub. Notes(1)                          6.375        11/15/2067        600,000         614,250
                                                                                                           ------------
                                                                                                              1,094,250
                                                                                                           ------------
    Oil & Gas (2.2%)
      Pioneer Natural Resources Co., Gtd. Notes                  7.200        01/15/2028        600,000         625,672
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes                  5.875        10/01/2012        805,000         834,597
      Union Pacific Resources Group, Inc.,
        Sr. Unsec'd. Notes                                       7.050        05/15/2018        600,000         657,193
      Valero Energy Corp., Gtd. Notes                            6.625        06/15/2037      1,000,000       1,007,954
                                                                                                           ------------
                                                                                                              3,125,416
                                                                                                           ------------
    Packaging & Containers (0.7%)
      Sealed Air Corp., Sr. Unsec'd Notes, 144A(2)               6.875        07/15/2033      1,000,000         994,781
                                                                                                           ------------
    Pipelines (0.5%)
      Transcontinental Gas Pipe Line Co. LLC, Ser. B,
        Sr. Unsec'd. Notes                                       8.875        07/15/2012        600,000         656,135
                                                                                                           ------------
    REITS (0.5%)
      Nationwide Health Properties, Inc., Sr. Unsec'd. Notes     6.250        02/01/2013        600,000         641,053
                                                                                                           ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount           Value
---------------------------------------------------------        --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.1%) (CONTINUED)
  CORPORATE OBLIGATIONS (23.0%) (CONTINUED)
    Telecommunications (1.9%)
      AT&T, Inc., Sr. Unsec'd. Notes                             6.550%       02/15/2039    $ 1,000,000    $  1,042,238
      BellSouth Corp., Sr. Unsec'd. Notes                        6.550        06/15/2034        850,000         889,677
      Verizon Communications, Gtd. Notes                         6.940        04/15/2028        600,000         665,217
                                                                                                           ------------
                                                                                                              2,597,132
                                                                                                           ------------

      Total corporate obligations (cost: $30,630,800)                                                        32,104,399
                                                                                                           ------------

      Total long-term notes and bonds (cost: $125,863,498)                                                  130,000,037
                                                                                                           ------------
SHORT-TERM NOTES AND BONDS(3) (3.4%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.1%)
      Federal Home Loan Banks                                    1.625        07/27/2011        250,000         251,228
      U.S. Treasury Notes                                        1.125        06/30/2011        950,000         952,338
      U.S. Treasury Notes                                        1.000        07/31/2011        250,000         250,713
                                                                                                           ------------

      Total U.S. government & agency obligations (cost: $1,450,474)                                           1,454,279
                                                                                                           ------------
  COMMERCIAL PAPER (1.4%)
    Transport Services (1.4%)
      United Parcel Service Inc.                                 0.020        04/05/2011      2,000,000       1,999,960
                                                                                                           ------------

      Total commercial paper (cost: $1,999,996)                                                               1,999,960
                                                                                                           ------------
  CORPORATE OBLIGATIONS (0.9%)
    Banks (0.0%)
      US Bank NA, Sub. Notes, MTN                                6.375        08/01/2011         37,000          37,716
                                                                                                           ------------
    Coal (0.5%)
      Consol Energy, Inc., Sr. Sec'd. Notes                      7.875        03/01/2012        665,000         712,381
                                                                                                           ------------
    Diversified Financial Services (0.4%)
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN(1)      0.504        11/01/2011        550,000         549,661
                                                                                                           ------------

      Total corporate obligations (cost: $1,251,194)                                                          1,299,758
                                                                                                           ------------

      Total short-term notes and bonds (cost: $4,701,664)                                                     4,753,997
                                                                                                           ------------

                                                                                                Shares
                                                                                              ---------
MONEY MARKET MUTUAL FUND (3.1%)
      BlackRock Liquidity TempFund Portfolio                                                  4,300,000       4,300,000
                                                                                                           ------------

      Total money market mutual fund (cost: $4,300,000)                                                       4,300,000
                                                                                                           ------------
TOTAL INVESTMENTS(4) (100.3%) (COST: $135,915,037)                                                          140,106,684

LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)                                                                   (396,428)
                                                                                                           ------------
NET ASSETS (100.0%)                                                                                        $139,710,256
                                                                                                           ============

(1) Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(2) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3) The interest rate for short-term notes reflects the yields for those securities as of March 31, 2011.

(4) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2011. See table below.

                                                                                TOTAL NET
    FEDERAL                                                                     UNREALIZED
   TAX BASIS              APPRECIATION              DEPRECIATION               APPRECIATION
--------------           --------------            --------------             --------------
$  135,919,669           $    5,061,440            $    (874,425)             $    4,187,015

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio's assets carried at fair value:

                                                          LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
                                                       -------------     ------------      ------------     -------------
Investments in Securities*
      U.S. Government & Agency Obligations             $          --     $ 46,075,822      $         --     $  46,075,822
      Mortgage-Backed and Assets-Backed Securities                --       52,084,436                --        52,084,436
      Commercial Paper                                            --        1,999,960                --         1,999,960
      Corporate Obligations                                       --       33,404,157                --        33,404,157
      Money Market Mutual Fund                             4,300,000               --                --         4,300,000
      Municipal Bonds                                             --        1,189,659                --         1,189,659
      Preferred Stock                                      1,052,650               --                --         1,052,650
                                                       -------------     ------------      ------------     -------------
      Total                                            $   5,352,650     $134,754,034      $         --     $ 140,106,684
                                                       =============     ============      ============     =============

It is the Investment Grade Bond Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of March 31, 2011, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                           MARCH 31, 2011 (UNAUDITED)

                            Description                                                       Shares          Value
-------------------------------------------------------------------                        ------------   -------------
PREFERRED STOCK (0.2%)
  Banks (0.2%)
    Santander Finance Preferred SA Unipersonal                                                 17,500     $     497,875
                                                                                                          -------------

      Total preferred stock (cost: $496,562)                                                                    497,875
                                                                                                          -------------
COMMON STOCKS (62.2%)
  Aerospace & Defense (2.4%)
    General Dynamics Corp.                                                                     27,900         2,136,024
    Precision Castparts Corp.                                                                  40,700         5,990,226
                                                                                                          -------------
                                                                                                              8,126,250
                                                                                                          -------------
  Agriculture (0.8%)
    Archer-Daniels-Midland Co.                                                                 71,100         2,560,311
                                                                                                          -------------
  Apparel (2.5%)
    Columbia Sportswear Co.                                                                    40,100         2,382,742
    Wolverine World Wide, Inc.                                                                157,450         5,869,736
                                                                                                          -------------
                                                                                                              8,252,478
                                                                                                          -------------
  Auto Parts and Equipment (1.8%)
    Magna International, Inc., Class A                                                        121,900         5,840,229
                                                                                                          -------------
  Banks (3.9%)
    Bank of Hawaii Corp.                                                                       45,600         2,180,592
    Citigroup, Inc.(1)                                                                        232,528         1,027,774
    JPMorgan Chase & Co.                                                                       79,640         3,671,404
    Northern Trust Corp.                                                                       53,400         2,710,050
    U.S. Bancorp                                                                              119,800         3,166,314
                                                                                                          -------------
                                                                                                             12,756,134
                                                                                                          -------------
  Beverages (1.7%)
    The Coca-Cola Co.                                                                          85,500         5,672,925
                                                                                                          -------------
  Biotechnology (0.9%)
    Amgen, Inc.(1)                                                                             58,400         3,121,480
                                                                                                          -------------
  Chemicals (0.8%)
    Dow Chemical Co.                                                                           67,100         2,533,025
                                                                                                          -------------
  Commercial Services (0.5%)
    Robert Half International, Inc.                                                            50,600         1,548,360
                                                                                                          -------------
  Computers (1.7%)
    Dell, Inc.(1)                                                                             202,200         2,933,922
    Hewlett-Packard Co.                                                                        68,167         2,792,802
                                                                                                          -------------
                                                                                                              5,726,724
                                                                                                          -------------
  Diversified Financial Services (1.6%)
    Federated Investors, Inc., Class B                                                         87,400         2,337,950
    Investment Technology Group, Inc.(1)                                                      170,100         3,094,119
                                                                                                          -------------
                                                                                                              5,432,069
                                                                                                          -------------
  Electronics (1.2%)
    FLIR Systems, Inc.                                                                        110,500         3,824,405
                                                                                                          -------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                            Description                                                       Shares          Value
-------------------------------------------------------------------                        ------------   -------------
COMMON STOCKS (62.2%) (CONTINUED)
  Food (0.2%)
    Fresh Del Monte Produce, Inc.                                                              26,900     $     702,359
                                                                                                          -------------
  Healthcare-Products (4.7%)
    Baxter International, Inc.                                                                 64,400         3,462,788
    Johnson & Johnson                                                                          84,400         5,000,700
    Medtronic, Inc.                                                                           119,200         4,690,520
    Zimmer Holdings, Inc.(1)                                                                   38,200         2,312,246
                                                                                                          -------------
                                                                                                             15,466,254
                                                                                                          -------------
  Insurance (1.2%)
    Aegon NV(1)                                                                               513,386         3,850,395
                                                                                                          -------------
  Iron/Steel (1.3%)
    Nucor Corp.                                                                                94,400         4,344,288
                                                                                                          -------------
  Machinery-Diversified (0.7%)
    Cummins, Inc.                                                                              22,000         2,411,640
                                                                                                          -------------
  Mining (0.8%)
    Alcoa, Inc.                                                                               151,300         2,670,445
                                                                                                          -------------
  Miscellaneous Manufacturing (6.3%)
    Carlisle Cos., Inc.                                                                       126,400         5,631,120
    Crane Co.                                                                                  98,400         4,765,512
    General Electric Co.                                                                      256,900         5,150,845
    Illinois Tool Works, Inc.                                                                  98,900         5,312,908
                                                                                                          -------------
                                                                                                             20,860,385
                                                                                                          -------------
  Oil & Gas (7.7%)
    ConocoPhillips                                                                             85,800         6,851,988
    Exxon Mobil Corp.                                                                          45,100         3,794,263
    Royal Dutch Shell PLC ADR                                                                  81,050         5,905,303
    Tidewater, Inc.                                                                           108,750         6,508,687
    Valero Energy Corp.                                                                        78,400         2,337,888
                                                                                                          -------------
                                                                                                             25,398,129
                                                                                                          -------------
  Pharmaceuticals (4.1%)
    McKesson Corp.                                                                             76,300         6,031,515
    Merck & Co., Inc.                                                                          81,700         2,696,917
    Pfizer, Inc.                                                                              243,300         4,941,423
                                                                                                          -------------
                                                                                                             13,669,855
                                                                                                          -------------
  Retail (3.9%)
    Bed Bath & Beyond, Inc.(1)                                                                 98,300         4,744,941
    Best Buy Co., Inc.                                                                         79,900         2,294,728
    Home Depot, Inc.                                                                           69,100         2,560,846
    Kohl's Corp.                                                                               65,000         3,447,600
                                                                                                          -------------
                                                                                                             13,048,115
                                                                                                          -------------
  Semiconductors (4.8%)
    Applied Materials, Inc.                                                                   307,900         4,809,398
    Intel Corp.                                                                               267,000         5,385,390
    Texas Instruments, Inc.                                                                   159,700         5,519,232
                                                                                                          -------------
                                                                                                             15,714,020
                                                                                                          -------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                            Description                                                       Shares          Value
-------------------------------------------------------------------                        ------------   -------------
COMMON STOCKS (62.2%) (CONTINUED)
  Software (1.0%)
    Autodesk, Inc.(1)                                                                          72,400     $   3,193,564
                                                                                                          -------------
  Telecommunications (2.6%)
    Cisco Systems, Inc.                                                                       165,600         2,840,040
    Nokia OYJ ADR                                                                             208,400         1,773,484
    Telefonos de Mexico, Class L ADR                                                          215,400         3,933,204
                                                                                                          -------------
                                                                                                              8,546,728
                                                                                                          -------------
  Toys/Games/Hobbies (0.7%)
    Mattel, Inc.                                                                               89,800         2,238,714
                                                                                                          -------------
  Transportation (2.4%)
    Norfolk Southern Corp.                                                                     55,000         3,809,850
    Werner Enterprises, Inc.                                                                  157,500         4,169,025
                                                                                                          -------------
                                                                                                              7,978,875
                                                                                                          -------------

      Total common stocks (cost: $174,279,440)                                                              205,488,156
                                                                                                          -------------

                                                         Interest         Maturity         Principal
                                                           Rate             Date             Amount
                                                        ----------      ------------     -------------
LONG-TERM NOTES AND BONDS (26.8%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.2%)
       Federal Farm Credit Bank                             2.625%       04/17/2014       $ 1,000,000     $   1,036,605
       Federal Home Loan Banks                              2.500        06/13/2014         1,000,000         1,028,288
       Federal Home Loan Banks                              4.875        09/08/2017           500,000           555,717
       FHLMC                                                3.750        03/27/2019           750,000           773,102
       FNMA                                                 4.000        04/15/2013           380,000           403,854
       U.S. Treasury Bonds                                  6.000        02/15/2026           400,000           487,000
       U.S. Treasury Bonds                                  5.375        02/15/2031           325,000           371,668
       U.S. Treasury Bonds                                  4.500        02/15/2036           250,000           252,422
       U.S. Treasury Bonds                                  3.500        02/15/2039           600,000           503,063
       U.S. Treasury Bonds                                  4.250        05/15/2039           300,000           287,766
       U.S. Treasury Bonds                                  4.375        11/15/2039           550,000           538,055
       U.S. Treasury Bonds                                  3.875        08/15/2040           100,000            89,484
       U.S. Treasury Notes                                  1.000        03/31/2012           700,000           704,676
       U.S. Treasury Notes                                  1.875        06/15/2012         1,675,000         1,704,639
       U.S. Treasury Notes                                  1.750        08/15/2012           400,000           406,938
       U.S. Treasury Notes                                  0.375        08/31/2012           600,000           598,992
       U.S. Treasury Notes                                  0.375        10/31/2012           300,000           299,004
       U.S. Treasury Notes                                  1.125        12/15/2012           775,000           781,116
       U.S. Treasury Notes                                  3.625        05/15/2013         1,200,000         1,270,219
       U.S. Treasury Notes                                  0.500        11/15/2013           750,000           738,692
       U.S. Treasury Notes                                  4.000        02/15/2014           250,000           270,137
       U.S. Treasury Notes                                  2.250        05/31/2014         1,825,000         1,876,186
       U.S. Treasury Notes                                  2.625        07/31/2014           675,000           701,156
       U.S. Treasury Notes                                  2.125        11/30/2014         1,200,000         1,221,844
       U.S. Treasury Notes                                  2.500        03/31/2015           800,000           822,816
       U.S. Treasury Notes                                  1.875        06/30/2015           700,000           699,617
       U.S. Treasury Notes                                  1.750        07/31/2015           500,000           496,250
       U.S. Treasury Notes                                  1.250        08/31/2015         1,000,000           969,219
       U.S. Treasury Notes                                  2.000        01/31/2016           500,000           496,367
       U.S. Treasury Notes                                  2.125        02/29/2016           500,000           498,437

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount          Value
---------------------------------------------------------        --------     ----------    -----------   -------------
LONG-TERM NOTES AND BONDS (26.8%) (CONTINUED)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.2%) (CONTINUED)
       U.S. Treasury Notes                                       3.250%       07/31/2016    $   125,000   $     130,654
       U.S. Treasury Notes                                       2.750        11/30/2016      1,200,000       1,216,969
       U.S. Treasury Notes                                       4.625        02/15/2017        500,000         557,305
       U.S. Treasury Notes                                       3.125        04/30/2017        250,000         256,953
       U.S. Treasury Notes                                       1.875        10/31/2017        500,000         472,226
       U.S. Treasury Notes                                       2.750        02/15/2019      1,000,000         977,109
       U.S. Treasury Notes                                       3.125        05/15/2019      1,750,000       1,749,863
       U.S. Treasury Notes                                       3.375        11/15/2019        600,000         606,563
       U.S. Treasury Notes                                       2.625        08/15/2020        250,000         234,531
                                                                                                          -------------
       Total U.S. government & agency obligations
       (cost: $26,734,492)                                                                                   27,085,502
                                                                                                          -------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.4%)
      Banc of America Commercial Mortgage, Inc.,
        Ser. 2006-5, Cl. AAB                                     5.379        09/10/2047        500,000         521,435
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW13, Cl. A3                                   5.518        09/11/2041        705,000         733,595
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW14, Cl. A3                                   5.209        12/11/2038        400,000         415,369
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-T24, Cl. AAB                                   5.533        10/12/2041        450,000         478,345
      CenterPoint Energy Transition Bond Co. LLC,
        Ser. 2005-A, Cl. A2                                      4.970        08/01/2014        151,690         156,213
      CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)   5.100        08/15/2038        759,379         798,262
      FHLMC CMO, Ser. 2002-2424, Cl. OG                          6.000        03/15/2017        185,123         199,121
      FHLMC CMO, Ser. 2005-2947, Cl. VA                          5.000        03/15/2016        260,845         276,062
      FHLMC CMO, Ser. 2009-3589, Cl. PA                          4.500        09/15/2039      1,048,758       1,105,060
      FHLMC Gold Pool #A11823                                    5.000        08/01/2033        261,041         274,345
      FHLMC Gold Pool #A14499                                    6.000        10/01/2033         99,497         109,460
      FHLMC Gold Pool #A16641                                    5.500        12/01/2033        261,858         281,288
      FHLMC Gold Pool #A42106                                    6.500        01/01/2036        254,754         287,270
      FHLMC Gold Pool #A42908                                    6.000        02/01/2036         86,944          94,862
      FHLMC Gold Pool #A45057                                    6.500        05/01/2036        181,811         205,302
      FHLMC Gold Pool #A51101                                    6.000        07/01/2036        136,390         148,812
      FHLMC Gold Pool #A56247                                    6.000        01/01/2037        435,667         475,346
      FHLMC Gold Pool #A58278                                    5.000        03/01/2037        346,070         361,869
      FHLMC Gold Pool #A58965                                    5.500        04/01/2037        464,362         496,424
      FHLMC Gold Pool #A71576                                    6.500        01/01/2038        191,344         215,408
      FHLMC Gold Pool #A91064                                    4.500        02/01/2040      1,689,078       1,719,475
      FHLMC Gold Pool #B12969                                    4.500        03/01/2019        232,388         245,889
      FHLMC Gold Pool #B19462                                    5.000        07/01/2020        168,037         179,977
      FHLMC Gold Pool #C01086                                    7.500        11/01/2030          6,468           7,232
      FHLMC Gold Pool #C01271                                    6.500        12/01/2031         19,763          22,335
      FHLMC Gold Pool #C01302                                    6.500        11/01/2031         15,465          17,478
      FHLMC Gold Pool #C01676                                    6.000        11/01/2033        444,142         488,617
      FHLMC Gold Pool #C03478                                    4.500        06/01/2040      1,667,923       1,696,897
      FHLMC Gold Pool #C14872                                    6.500        09/01/2028          8,820           9,968
      FHLMC Gold Pool #C20853                                    6.000        01/01/2029        228,634         251,529
      FHLMC Gold Pool #C56017                                    6.500        03/01/2031        172,779         195,264

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount          Value
---------------------------------------------------------        --------     ----------    -----------   -------------
LONG-TERM NOTES AND BONDS (26.8%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.4%) (CONTINUED)
      FHLMC Gold Pool #C61802                                    5.500%       12/01/2031    $    38,792   $      41,689
      FHLMC Gold Pool #C65255                                    6.500        03/01/2032         14,986          16,936
      FHLMC Gold Pool #C67071                                    6.500        05/01/2032         13,302          15,033
      FHLMC Gold Pool #C68790                                    6.500        07/01/2032         32,296          36,499
      FHLMC Gold Pool #C74741                                    6.000        12/01/2032         40,354          44,395
      FHLMC Gold Pool #C79886                                    6.000        05/01/2033        131,026         144,147
      FHLMC Gold Pool #E00543                                    6.000        04/01/2013          4,490           4,846
      FHLMC Gold Pool #E00878                                    6.500        07/01/2015          7,590           8,126
      FHLMC Gold Pool #E01007                                    6.000        08/01/2016         13,927          15,112
      FHLMC Gold Pool #E02735                                    3.500        10/01/2025        947,235         951,500
      FHLMC Gold Pool #E77962                                    6.500        07/01/2014          7,747           8,432
      FHLMC Gold Pool #E85127                                    6.000        08/01/2016          8,873           9,632
      FHLMC Gold Pool #E85353                                    6.000        09/01/2016         28,733          31,193
      FHLMC Gold Pool #E95159                                    5.500        03/01/2018         52,863          57,254
      FHLMC Gold Pool #E95734                                    5.000        03/01/2018        245,479         262,718
      FHLMC Gold Pool #G01477                                    6.000        12/01/2032        243,145         267,272
      FHLMC Gold Pool #G01727                                    6.000        08/01/2034        618,232         680,140
      FHLMC Gold Pool #G02060                                    6.500        01/01/2036        455,712         512,454
      FHLMC Gold Pool #G08016                                    6.000        10/01/2034        539,295         591,782
      FHLMC Gold Pool #G08087                                    6.000        10/01/2035        137,089         149,832
      FHLMC Gold Pool #G11753                                    5.000        08/01/2020        253,171         270,634
      FHLMC Gold Pool #G18376                                    4.000        01/01/2026        495,638         510,585
      FHLMC Gold Pool #J05930                                    5.500        03/01/2021        187,725         203,084
      FNMA Pool #357269                                          5.500        09/01/2017        114,377         124,128
      FNMA Pool #357637                                          6.000        11/01/2034        362,671         398,421
      FNMA Pool #545929                                          6.500        08/01/2032         36,077          40,812
      FNMA Pool #555591                                          5.500        07/01/2033         92,553          99,662
      FNMA Pool #574922                                          6.000        04/01/2016          1,940           2,117
      FNMA Pool #579170                                          6.000        04/01/2016         10,699          11,672
      FNMA Pool #584953                                          7.500        06/01/2031          5,954           6,239
      FNMA Pool #651220                                          6.500        07/01/2032         15,226          17,225
      FNMA Pool #725793                                          5.500        09/01/2019        508,933         552,640
      FNMA Pool #910446                                          6.500        01/01/2037         49,227          55,502
      FNMA Pool #914468                                          5.500        04/01/2037        744,680         798,163
      FNMA Pool #915258                                          5.500        04/01/2037        798,304         855,638
      FNMA Pool #922224                                          5.500        12/01/2036        473,382         509,451
      FNMA Pool #936760                                          5.500        06/01/2037        617,613         661,970
      FNMA Pool #940624                                          6.000        08/01/2037      1,096,427       1,194,571
      FNMA Pool #942956                                          6.000        09/01/2037        334,334         364,261
      FNMA Pool #945882                                          6.000        08/01/2037        622,065         677,748
      FNMA Pool #AC8326                                          5.000        07/01/2040        979,727       1,026,786
      FNMA Pool #AD1662                                          5.000        03/01/2040        928,495         975,415
      FNMA Pool #AE2575                                          4.000        09/01/2040        951,460         937,250
      Global Tower Partners Acquisition Partners LLC,
        Ser. 2007-1A, Cl. E, 144A(3)                             6.223        05/15/2037      1,000,000       1,024,602
      GNMA CMO, Ser. 2004-108, Cl. B(2)                          4.741        03/16/2030      1,000,000       1,054,445
      GNMA CMO, Ser. 2010-22, Cl. AD                             3.633        10/16/2039      1,000,000       1,019,563
      GNMA CMO, Ser. 2010-102, Cl. IO(2)                         1.775        06/16/2052     11,051,390         926,471
      GNMA CMO, Ser. 2010-122, Cl. IO(2)                         1.468        02/16/2044     14,894,843       1,032,747
      GNMA Pool #424578                                          6.500        04/15/2026         66,294          75,161

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount          Value
---------------------------------------------------------        --------     ----------    -----------   -------------
LONG-TERM NOTES AND BONDS (26.8%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (11.4%) (CONTINUED)
    GNMA Pool #431962                                            6.500%       05/15/2026    $     7,746   $       8,782
    GNMA Pool #436741                                            7.500        01/15/2027         16,870          19,593
    GNMA Pool #443216                                            8.000        07/15/2027          8,586          10,090
    GNMA Pool #479743                                            7.500        11/15/2030         18,733          21,819
    GNMA Pool #511778                                            7.500        11/15/2030         26,075          30,371
    GNMA Pool #542083                                            7.000        01/15/2031         38,350          44,404
    GNMA Pool #552466                                            6.500        03/15/2032         31,816          36,032
    GNMA Pool #555179                                            7.000        12/15/2031         15,916          18,429
    GNMA Pool #574395                                            6.000        01/15/2032         43,333          47,946
    GNMA Pool #690843                                            5.000        05/15/2038        492,647         523,360
    GNMA Pool #718832                                            5.500        09/15/2039        614,019         669,345
    GNMA Pool #727811                                            4.500        07/15/2040        984,177       1,017,137
    GNMA Pool #729037                                            5.000        02/15/2040        795,141         844,713
    GNMA Pool #739222                                            4.000        07/15/2040        468,100         469,075
    GNMA Pool #741125                                            4.000        07/15/2040        122,360         122,615
    GNMA Pool #741872                                            4.000        05/15/2040        394,487         395,309
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB            5.325        12/15/2043        350,000         365,787
    Small Business Administration, Ser. 2006-10A, Cl. 1          5.524        03/10/2016        425,541         449,550
    Small Business Administration Participation Certificates,
      Ser. 2006-20C, Cl. 1                                       5.570        03/01/2026        298,754         320,362
    TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4,
      Cl. A3(2)                                                  6.047        08/15/2039        650,000         702,801
                                                                                                          -------------
    Total mortgage-backed and assets-backed securities
      (cost: $36,362,687)                                                                                    37,861,984
                                                                                                          -------------
  MUNICIPAL BONDS (0.2%)
    Maryland State Transportation Authority                      5.754        07/01/2041        500,000         506,975
    New York City Municipal Water Finance Authority              5.724        06/15/2042        100,000          99,043
                                                                                                          -------------

      Total municipal bonds (cost: $620,290)                                                                    606,018
                                                                                                          -------------
  CORPORATE OBLIGATIONS (7.0%)
    Auto Parts & Equipment (0.3%)
      Johnson Controls, Inc., Sr. Unsec'd. Notes                 6.000        01/15/2036      1,000,000       1,058,700
                                                                                                          -------------
    Banks (1.3%)
      Citigroup, Inc., Sr. Unsec'd. Notes, 144A(3)               4.750        05/19/2015         80,000          83,658
      Goldman Sachs Group, Inc. (The), Sr. Notes                 6.000        06/15/2020      1,000,000       1,057,125
      JPMorgan Chase & Co., Sr. Unsec'd. Notes                   6.400        05/15/2038        985,000       1,088,271
      Morgan Stanley, Sr. Unsec'd. Notes, MTN                    5.625        09/23/2019        500,000         510,667
      Morgan Stanley, Sr. Unsec'd. Notes, MTN                    6.250        08/09/2026        375,000         391,783
      Union Bank NA, Sr. Sub. Notes, MTN                         5.950        05/11/2016      1,000,000       1,059,606
                                                                                                          -------------
                                                                                                              4,191,110
                                                                                                          -------------
    Building Materials (0.3%)
      Owens Corning, Gtd. Notes                                  7.000        12/01/2036      1,000,000       1,003,433
                                                                                                          -------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount          Value
---------------------------------------------------------        --------     ----------    -----------   -------------
LONG-TERM NOTES AND BONDS (26.8%) (CONTINUED)
  CORPORATE OBLIGATIONS (7.0%) (CONTINUED)
    Commercial Services (0.1%)
      ERAC USA Finance Co., Gtd. Notes, 144A(3)                  5.600%       05/01/2015    $   200,000   $     217,533
                                                                                                          -------------
    Diversified Financial Services (0.6%)
      Textron Financial Corp., 144A(2,3)                         6.000        02/15/2067      1,000,000         850,000
      Unison Ground Lease Funding LLC, Notes, 144A(3)            9.522        04/15/2020      1,000,000       1,112,500
                                                                                                          -------------
                                                                                                              1,962,500
                                                                                                          -------------
    Entertainment (0.3%)
      International Game Technology, Sr. Unsec'd. Notes          7.500        06/15/2019      1,000,000       1,135,340
                                                                                                          -------------
    Gas (0.1%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                    7.625        05/15/2012        350,000         371,886
                                                                                                          -------------
    Healthcare-Products (0.1%)
      Hospira, Inc., Sr. Unsec'd. Notes                          5.900        06/15/2014        300,000         330,273
                                                                                                          -------------
    Healthcare-Services (0.2%)
      Quest Diagnostics, Inc., Gtd. Notes                        6.950        07/01/2037        450,000         494,031
                                                                                                          -------------
    Home Builders (0.3%)
      Lennar Corp., Gtd. Notes                                   6.950        06/01/2018      1,000,000         990,000
                                                                                                          -------------
    Insurance (0.2%)
      Willis North America, Inc., Gtd. Notes                     6.200        03/28/2017        500,000         532,871
                                                                                                          -------------
    Iron/Steel (0.3%)
      Reliance Steel & Aluminum Co., Gtd. Notes                  6.200        11/15/2016        400,000         433,051
      Reliance Steel & Aluminum Co., Gtd. Notes                  6.850        11/15/2036        600,000         587,194
                                                                                                          -------------
                                                                                                              1,020,245
                                                                                                          -------------
    Machinery-Diversified (0.3%)
      Case New Holland, Inc., Sr. Notes, 144A(3)                 7.875        12/01/2017      1,000,000       1,111,250
                                                                                                          -------------
    Media (0.7%)
      Comcast Corp., Gtd. Notes                                  6.400        03/01/2040      1,000,000       1,024,209
      COX Communications, Inc., Unsub. Notes                     7.625        06/15/2025        443,000         531,936
      Time Warner Cable, Inc., Gtd. Notes                        6.550        05/01/2037        600,000         610,690
                                                                                                          -------------
                                                                                                              2,166,835
                                                                                                          -------------
    Metal Fabricate/Hardware (0.2%)
      Commercial Metals Co., Sr. Unsec'd. Notes                  7.350        08/15/2018        700,000         729,763
                                                                                                          -------------
    Miscellaneous Manufacturing (0.3%)
      Bombardier, Inc., 144A(3)                                  7.450        05/01/2034        500,000         480,000
      GE Capital Trust I, Sub. Notes(2)                          6.375        11/15/2067        400,000         409,500
                                                                                                          -------------
                                                                                                                889,500
                                                                                                          -------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount          Value
---------------------------------------------------------        --------     ----------    -----------   -------------
LONG-TERM NOTES AND BONDS (26.8%) (CONTINUED)
  CORPORATE OBLIGATIONS (7.0%) (CONTINUED)
    Oil & Gas (0.6%)
      Pioneer Natural Resources Co., Gtd. Notes                  7.200%       01/15/2028    $   400,000   $     417,115
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes                  5.875        10/01/2012        400,000         414,707
      Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes    7.050        05/15/2018        250,000         273,830
      Valero Energy Corp., Gtd. Notes                            6.625        06/15/2037      1,000,000       1,007,954
                                                                                                          -------------
                                                                                                              2,113,606
                                                                                                          -------------
    Packaging & Containers (0.3%)
      Sealed Air Corp., Sr. Unsec'd Notes, 144A(3)               6.875        07/15/2033      1,000,000         994,781
                                                                                                          -------------
    Pipelines (0.1%)
      Transcontinental Gas Pipe Line Co. LLC,
        Ser. B, Sr. Unsec'd. Notes                               8.875        07/15/2012        400,000         437,424
                                                                                                          -------------
    REITS (0.1%)
      Nationwide Health Properties, Inc., Sr. Unsec'd. Notes     6.250        02/01/2013        400,000         427,368
                                                                                                          -------------
    Telecommunications (0.3%)
      BellSouth Corp., Sr. Unsec'd. Notes                        6.550        06/15/2034        400,000         418,672
      Verizon Communications, Gtd. Notes                         6.940        04/15/2028        350,000         388,043
                                                                                                          -------------
                                                                                                                806,715
                                                                                                          -------------

      Total corporate obligations (cost: $22,099,459)                                                        22,985,164
                                                                                                          -------------

      Total long-term notes and bonds (cost: $85,816,928)                                                    88,538,668
                                                                                                          -------------
SHORT-TERM NOTES AND BONDS(4) (2.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.9%)
        Federal Home Loan Banks                                  1.625        07/27/2011        250,000         251,228
        U.S. Treasury Notes                                      0.875        05/31/2011      1,575,000       1,576,969
        U.S. Treasury Notes                                      1.000        07/31/2011        550,000         551,569
        U.S. Treasury Notes                                      0.750        11/30/2011        700,000         702,434
                                                                                                          -------------

        Total U.S. government & agency obligations (cost: $3,073,951)                                         3,082,200
                                                                                                          -------------
  COMMERCIAL PAPER (1.2%)
      Banks (0.6%)
        Bank of America Corp.                                    0.172        04/11/2011      2,000,000       1,999,900
                                                                                                          -------------
      Electric Products (0.6%)
        Emerson Electric Co.                                     0.152        04/04/2011      2,000,000       1,999,960
                                                                                                          -------------

        Total commercial paper (cost: $3,999,881)                                                             3,999,860
                                                                                                          -------------
  CORPORATE OBLIGATIONS (0.1%)
      Banks (0.0%)
        US Bank NA, Sub. Notes, MTN                              6.375        08/01/2011          7,000           7,135
                                                                                                          -------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                                 Interest      Maturity      Principal
                    Description                                    Rate          Date         Amount          Value
---------------------------------------------------------        --------     ----------    -----------   -------------
SHORT-TERM NOTES AND BONDS(4) (2.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (0.1%) (CONTINUED)
    Diversified Financial Services (0.1%)
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN(2)      0.504%       11/01/2011    $   450,000   $     449,723
                                                                                                          -------------

      Total corporate obligations (cost: $452,766)                                                              456,858
                                                                                                          -------------

      Total short-term notes and bonds (cost: $7,526,598)                                                     7,538,918
                                                                                                          -------------

                                                                                               Shares
                                                                                            -----------
MONEY MARKET MUTUAL FUND (3.6%)
      BlackRock Liquidity TempFund Portfolio                                                 11,825,000      11,825,000
                                                                                                          -------------

      Total money market mutual fund (cost: $11,825,000)                                                     11,825,000
                                                                                                          -------------

MUTUAL FUNDS (4.7%)
      iShares Russell Midcap Growth Index Fund                                                   59,200       3,605,872
      iShares S&P 500 Growth Index Fund                                                          47,800       3,283,860
      iShares S&P Midcap 400 Growth Index Fund                                                   27,000       2,979,450
      iShares S&P Smallcap 600 Growth Index Fund                                                 10,700         845,514
      Vanguard Growth Index Fund                                                                159,200       4,877,888
                                                                                                          -------------

      Total mutual funds (cost: $12,190,017)                                                                 15,592,584
                                                                                                          -------------
TOTAL INVESTMENTS(5) (99.7%) (COST: $292,134,545)                                                           329,481,201

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                    932,442
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $ 330,413,643
                                                                                                          =============

(1)  Non-Income producing securities.

(2) Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(3) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4) The interest rate for short-term notes reflects the yields for those securities as of March 31, 2011.

(5) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2011. See below table.

                                                                              TOTAL NET
   FEDERAL                                                                    UNREALIZED
  TAX BASIS             APPRECIATION              DEPRECIATION               APPRECIATION
-------------          --------------           ----------------            --------------
$ 292,162,125            $ 57,227,424             $ (19,908,348)              $ 37,319,076

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio's assets carried at fair value:

                                                          LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
                                                       -------------     ------------      ------------     -------------
Investments in Securities*
      Common Stocks                                    $ 205,488,156     $         --      $         --     $ 205,488,156
      U.S. Government & Agency Obligations                        --       30,167,702                --        30,167,702
      Mortgage-Backed and Assets-Backed Securities                --       37,861,984                --        37,861,984
      Commercial Paper                                            --        3,999,860                --         3,999,860
      Corporate Obligations                                       --       23,442,022                --        23,442,022
      Money Market Mutual Fund                            11,825,000               --                --        11,825,000
      Municipal Bonds                                             --          606,018                --           606,018
      Preferred Stock                                        497,875               --                --           497,875
      Mutual Funds                                        15,592,584               --                --        15,592,584
                                                       -------------     ------------      ------------     -------------
      Total                                            $ 233,403,615     $ 96,077,586      $         --     $ 329,481,201
                                                       =============     ============      ============     =============

It is the Asset Director Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of March 31, 2011, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

* Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ---------
COMMON STOCKS (97.8%)
  Aerospace & Defense (3.6%)
    General Dynamics Corp.                                                                   950       $  72,732
    Precision Castparts Corp.                                                                900         132,462
                                                                                                       ---------
                                                                                                         205,194
                                                                                                       ---------
  Agriculture (1.9%)
    Archer-Daniels-Midland Co.                                                              3,000        108,030
                                                                                                       ---------
  Apparel (3.5%)
    Columbia Sportswear Co.                                                                 1,300         77,246
    Wolverine World Wide, Inc.                                                              3,300        123,024
                                                                                                       ---------
                                                                                                         200,270
                                                                                                       ---------
  Banks (7.7%)
    Bank of Hawaii Corp.                                                                    1,900         90,858
    JPMorgan Chase & Co.                                                                    2,650        122,165
    Northern Trust Corp.                                                                    2,100        106,575
    U.S. Bancorp                                                                            4,400        116,292
                                                                                                       ---------
                                                                                                         435,890
                                                                                                       ---------
  Beverages (2.9%)
    The Coca-Cola Co.                                                                       2,500        165,875
                                                                                                       ---------
  Biotechnology (2.2%)
    Amgen, Inc.(1)                                                                          2,300        122,935
                                                                                                       ---------
  Chemicals (2.1%)
    Dow Chemical Co.                                                                        3,200        120,800
                                                                                                       ---------
  Commercial Services (0.7%)
    Robert Half International, Inc.                                                         1,300         39,780
                                                                                                       ---------
  Computers (3.2%)
    Dell, Inc.(1)                                                                           6,000         87,060
    Hewlett-Packard Co.                                                                     2,300         94,231
                                                                                                       ---------
                                                                                                         181,291
                                                                                                       ---------
  Diversified Financial Services (2.7%)
    Federated Investors, Inc., Class B                                                      2,796         74,793
    Investment Technology Group, Inc.(1)                                                    4,200         76,398
                                                                                                       ---------
                                                                                                         151,191
                                                                                                       ---------
  Electronics (2.3%)
    FLIR Systems, Inc.                                                                      3,700        128,057
                                                                                                       ---------
  Food (1.8%)
    Fresh Del Monte Produce, Inc.                                                           3,800         99,218
                                                                                                       ---------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ---------
COMMON STOCKS (97.8%) (CONTINUED)
  Healthcare-Products (7.4%)
    Baxter International, Inc.                                                               2,600     $ 139,802
    Medtronic, Inc.                                                                          4,000       157,400
    Zimmer Holdings, Inc.(1)                                                                 2,000       121,060
                                                                                                       ---------
                                                                                                         418,262
                                                                                                       ---------
  Insurance (1.9%)
    Aegon NV(1)                                                                             14,177       106,328
                                                                                                       ---------
  Iron/Steel (2.4%)
    Nucor Corp.                                                                              2,900       133,458
                                                                                                       ---------
  Machinery-Diversified (1.4%)
    Cummins, Inc.                                                                             700         76,734
                                                                                                       ---------
  Mining (1.4%)
    Alcoa, Inc.                                                                              4,500        79,425
                                                                                                       ---------
  Miscellaneous Manufacturing (9.7%)
    Carlisle Cos., Inc.                                                                      3,150       140,333
    Crane Co.                                                                                2,900       140,447
    General Electric Co.                                                                     6,300       126,315
    Illinois Tool Works, Inc.                                                                2,650       142,358
                                                                                                       ---------
                                                                                                         549,453
                                                                                                       ---------
  Oil & Gas (11.3%)
    ConocoPhillips                                                                           2,100       167,706
    Exxon Mobil Corp.                                                                        1,800       151,434
    Royal Dutch Shell PLC ADR                                                                2,000       145,720
    Tidewater, Inc.                                                                          2,400       143,640
    Valero Energy Corp.                                                                      1,000        29,820
                                                                                                       ---------
                                                                                                         638,320
                                                                                                       ---------
  Pharmaceuticals (2.8%)
    McKesson Corp.                                                                           2,000       158,100
                                                                                                       ---------
  Retail (6.2%)
    Bed Bath & Beyond, Inc.(1)                                                               2,150       103,780
    Best Buy Co., Inc.                                                                       2,200        63,184
    Home Depot, Inc.                                                                         2,200        81,532
    Kohl's Corp.                                                                             1,900       100,776
                                                                                                       ---------
                                                                                                         349,272
                                                                                                       ---------
  Semiconductors (7.8%)
    Applied Materials, Inc.                                                                  9,000       140,580
    Intel Corp.                                                                              6,800       137,156
    Texas Instruments, Inc.                                                                  4,700       162,432
                                                                                                       ---------
                                                                                                         440,168
                                                                                                       ---------
  Software (1.6%)
    Autodesk, Inc.(1)                                                                        2,000        88,220
                                                                                                       ---------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                    Description                                                           Shares        Value
----------------------------------------------------                                     --------    -----------
COMMON STOCKS (97.8%) (CONTINUED)
  Telecommunications (4.3%)
    Cisco Systems, Inc.                                                                   6,250      $   107,188
    Nokia OYJ ADR                                                                         6,850           58,293
    Telefonos de Mexico, Class L ADR                                                      4,400           80,344
                                                                                                     -----------
                                                                                                         245,825
                                                                                                     -----------
  Toys/Games/Hobbies (1.3%)
    Mattel, Inc.                                                                          2,950           73,543
                                                                                                     -----------
  Transportation (3.7%)
    Norfolk Southern Corp.                                                                1,600          110,832
    Werner Enterprises, Inc.                                                              3,600           95,292
                                                                                                     -----------
                                                                                                         206,124
                                                                                                     -----------

      Total common stocks (cost: $5,113,775)                                                           5,521,763
                                                                                                     -----------
TOTAL INVESTMENTS(2) (97.8%) (COST: $5,113,775)                                                        5,521,763

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)                                                             121,806
                                                                                                     -----------
NET ASSETS (100.0%)                                                                                  $ 5,643,569
                                                                                                     ===========

(1) Non-Income producing securities.

(2) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2011. See table below.

                                                                    TOTAL NET
   FEDERAL                                                         UNREALIZED
  TAX BASIS           APPRECIATION          DEPRECIATION          APPRECIATION
------------          ------------          -------------         ------------
$ 5,136,169           $ 935,534             $   (549,940)         $    385,594

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1            LEVEL 2             LEVEL 3               TOTAL
                                                      -------------      -------------       -------------        -------------
Investments in Securities*
    Common Stocks                                     $   5,521,763      $          --       $          --        $   5,521,763
                                                      =============      =============       =============        =============

It is the Socially Responsive Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of March 31, 2011, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ J. Scott Davison
                          ------------------------------------------------------
                               J. Scott Davison, President
Date     05-20-2011
    --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ J. Scott Davison
                          ------------------------------------------------------
                               J. Scott Davison, President
Date     05-20-2011
    --------------------

By (Signature and Title)*      /s/ Daniel Schluge
                          ------------------------------------------------------
                               Daniel Schluge, Treasurer
Date     05-19-2011
    --------------------

* Print the name and title of each signing officer under his or her signature.